Net finance costs	12 Months Ended
Dec. 31, 2017
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Net finance costs

8 Net finance costs

Accounting policy

Borrowing costs that are directly attributable to the acquisition, construction or production of an asset that takes a substantial period of time to bring to use are capitalised. All other interest on borrowings is expensed as incurred. The cost of issuing borrowings is generally expensed over the period of borrowing so as to produce a constant periodic rate of charge.

	2017 £m	2016 £m	2015 £m
Interest on short-term bank loans, overdrafts and commercial paper	(10)	(15)	(11)
Interest on term debt	(152)	(160)	(141)
Total borrowing costs	(162)	(175)	(152)
Losses on loans and derivatives not designated as hedges	(9)	(14)	(3)
Fair value losses on designated fair value hedge relationships	–	–	(1)
Net financing charge on defined benefit pension schemes	(15)	(14)	(21)
Finance costs	(186)	(203)	(177)
Interest on bank deposits	3	6	3
Fair value gains on designated fair value hedge relationships	1	–	–
Gains on loans and derivatives not designated as hedges	–	2	–
Finance income	4	8	3
Net finance costs	(182)	(195)	(174)

A net gain of £63m (2016: loss of £26m; 2015: loss of £48m) on interest rate derivatives designated as cash flow hedges was recognised in other comprehensive income and accumulated in the hedge reserve. This included gains of £78m (2016: losses of £18m; 2015: losses of £42m) related to foreign exchange movements on debt hedges, which were reclassified immediately to the income statement and offset £78m (2016: £18m gains; 2015: £42m gains) of foreign exchange losses on the related debt. The remaining loss of £15m (2016: £8m; 2015: £6m) recognised in other comprehensive income may be reclassified to the income statement in future periods. Including the £78m (2016: losses of £18m; 2015: losses of £42m) of foreign exchange gains, net gains of £65m (2016: losses of £27m; 2015: losses of £48m) in total were transferred from the hedge reserve in the period.

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Notes to the consolidated financial statements

for the year ended 31 December 2017